Note 12 - Income Taxes	12 Months Ended
Sep. 30, 2022
Notes to Financial Statements
Income Tax Disclosure [Text Block]

12. INCOME TAXES

The Company, Spire Missouri, and Spire Alabama are subject to federal income tax as well as income tax in various state and local jurisdictions. Spire files a consolidated federal income tax return and various state income tax returns and allocates income taxes to Spire Missouri, Spire Alabama and its other subsidiaries as if each entity were a separate taxpayer.

The provision for income taxes during the fiscal years ended September 30, 2022, 2021, and 2020 was as follows:

	Spire			Spire Missouri			Spire Alabama
	2022	2021	2020	2022	2021	2020	2022	2021	2020
Federal:
Current	$0.5	$0.2	$0.4	$—	$—	$—	$—	$—	$—
Deferred	47.0	49.5	5.8	18.2	22.0	14.9	18.1	19.8	17.4
Investment tax credits	(0.2)	(0.2)	(0.2)	(0.2)	(0.2)	(0.2)	—	—	—
State and local:
Current	0.5	1.3	3.0	—	—	0.1	—	—	—
Deferred	11.1	17.7	3.4	3.3	3.5	2.5	5.1	5.2	4.6
Total income tax expense	$58.9	$68.5	$12.4	$21.3	$25.3	$17.3	$23.2	$25.0	$22.0

The effective income tax rate varied from the federal statutory income tax rate for each year due to the following:

	Spire			Spire Missouri			Spire Alabama
	2022	2021	2020	2022	2021	2020	2022	2021	2020
Federal income tax statutory rate	21.0%	21.0%	21.0%	21.0%	21.0%	21.0%	21.0%	21.0%	21.0%
State and local income taxes, net of federal income tax benefits	3.6	3.6	9.0	2.6	2.6	2.6	4.1	4.1	4.1
Certain expenses capitalized on books and deducted on tax return	(1.6)	(1.6)	(6.6)	(3.2)	(3.3)	(4.6)	—	—	—
Taxes related to prior years	(0.3)	(0.5)	(1.8)	(0.6)	(0.2)	(1.4)	—	—	0.1
Amortization of excess deferred taxes	(3.5)	(2.5)	(8.3)	(7.3)	(5.0)	(5.7)	—	—	—
Other items – net *	1.9	0.1	(1.0)	3.1	(0.2)	(0.2)	0.2	0.2	(0.1)
Effective income tax rate	21.1%	20.1%	12.3%	15.6%	14.9%	11.7%	25.3%	25.3%	25.1%

*	Other consists primarily of property adjustments.

The significant items comprising the net deferred tax liability or asset as of September 30 were as follows:

	Spire		Spire Missouri		Spire Alabama
	2022	2021	2022	2021	2022	2021
Deferred tax assets:
Reserves not currently deductible	$33.5	$18.3	$4.0	$8.5	$7.4	$6.6
Pension and other postretirement benefits	72.6	77.4	52.6	53.4	—	—
Goodwill	—	—	—	—	73.0	87.2
Operating losses	255.1	264.5	116.9	110.3	140.3	130.3
Regulatory amount due to customers, net	34.5	33.2	30.7	29.4	—	—
Other	24.9	32.4	—	—	—	—
Deferred tax assets	420.6	425.8	204.2	201.6	220.7	224.1
Less: Valuation allowance	—	(0.5)	—	(0.4)	—	—
Total deferred tax assets	420.6	425.3	204.2	201.2	220.7	224.1
Deferred tax liabilities:
Relating to property	(740.0)	(693.9)	(489.3)	(464.0)	(201.6)	(182.7)
Regulatory pension and other postretirement benefits	(92.8)	(95.6)	(72.3)	(71.2)	(1.6)	(1.6)
Deferred gas costs	(75.8)	(81.1)	(74.0)	(79.5)	—	—
Other**	(187.1)	(167.0)	(68.7)	(66.5)	(6.5)	(5.6)
Total deferred tax liabilities	(1,095.7)	(1,037.6)	(704.3)	(681.2)	(209.7)	(189.9)
Net deferred tax (liability) asset	$(675.1)	$(612.3)	$(500.1)	$(480.0)	$11.0	$34.2

**	For Spire, Other consists primarily of goodwill-related liabilities.

As indicated in Note 1, Summary of Significant Accounting Policies, the Company’s regulated operations accounting for income taxes is impacted by ASC Topic 980, Regulated Operations. The Tax Cuts and Jobs Act of 2017 (TCJA) reduced the corporate federal income tax rate, and the corresponding reductions in deferred income tax balances resulted in amounts previously collected from utility customers for these deferred taxes becoming refundable to such customers, generally through reductions in future rates. The TCJA includes provisions that stipulate how these excess deferred taxes are to be passed back to customers for certain accelerated tax depreciation benefits. In fiscal 2018, the MoPSC Amended Report and Order took effect and the estimated excess accumulated deferred income tax began to be returned to Spire Missouri customers in rates. During the current fiscal year, the amount of excess accumulated deferred income taxes was trued up as part of the rate proceeding. The amount being returned related to the TCJA has been updated and in addition the excess accumulated deferred income taxes related to the Missouri tax rate change has begun to be returned. Excess accumulated deferred taxes of $9.9 were returned in fiscal 2022 and $8.4 were returned by Spire Missouri during each of fiscal years 2021, and 2020. The treatment for accumulated deferred income tax balances for Spire Alabama, Spire Gulf and Spire Mississippi is yet to be determined by state regulators; however, discussions have begun with respect to these balances.

In assessing whether deferred tax assets are realizable, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. Management considers all significant available positive and negative evidence, including the existence of losses in recent years, the timing of deferred tax liability reversals, projected future taxable income, taxable income in carryback years, and tax planning strategies to assess the need for a valuation allowance. Based upon this evidence, management believes it is more likely than not the Company, Spire Missouri and Spire Alabama will realize the benefits of these deferred tax assets.

As of September 30, 2022, Spire, and on a separate company basis, Spire Missouri and Spire Alabama, had federal and state loss carryforwards, contribution carryforwards, and various tax credit carryforwards as shown below.

	Spire	Spire Missouri	Spire Alabama
Federal and state loss carryforwards	$1,047.7	$462.3	$556.7
Contribution carryforwards	10.4	7.0	0.4
Tax credit carryforwards	4.6	3.4	—

For federal tax purposes, Spire Missouri’s and Spire Alabama’s loss carryforwards may be utilized against income from another member of the consolidated group. The loss carryforwards begin to expire in fiscal 2030 for certain state purposes and fiscal 2035 for federal and other state purposes. Contribution carryforwards and tax credit carryforwards are expected to be utilized prior to their expiration.

The Company, Spire Missouri and Spire Alabama recognize the tax benefit from a tax position only if it is at least more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. Unrecognized tax benefits are reported as a reduction of a deferred tax asset for an operating loss carryforward to the extent the recognition of the benefit would impact the operating loss carryforward, pursuant to ASU 2013-11. The following table presents a reconciliation of the beginning and ending balances of unrecognized tax benefits:

	Spire			Spire Missouri
	2022	2021	2020	2022	2021	2020
Unrecognized tax benefits, beginning of year	$16.4	$13.2	$10.7	$16.1	$13.0	$10.4
Increases related to tax positions taken in current year	3.3	3.2	2.6	3.2	3.1	2.6
Reductions due to lapse of applicable statute of limitations	(0.1)	—	(0.1)	—	—	—
Unrecognized tax benefits, end of year	$19.6	$16.4	$13.2	$19.3	$16.1	$13.0

As of September 30, 2022 and 2021, the amounts of unrecognized tax benefits which, if recognized, would affect the effective tax rate were $4.0 and $3.6, respectively, for the Company and $3.7 and $3.3, respectively, for Spire Missouri. It is reasonably possible that events will occur in the next 12 months that could increase or decrease the amount of the unrecognized tax benefits. The Company and Spire Missouri do not expect that any such change will be significant to the balance sheets. Spire Alabama reported no unrecognized tax benefits for fiscal years 2022, 2021, and 2020.

The Company, Spire Missouri, and Spire Alabama record potential interest and penalties related to uncertain tax positions as interest expense and other income deductions, respectively. As of September 30, 2022 and 2021, interest accrued associated with uncertain tax positions was de minimis, and no penalties were accrued.

The Company, Spire Missouri, and Spire Alabama are no longer subject to examination for fiscal years prior to 2019, except to the extent the net operating losses from prior years are reviewed.